Loans and Allowance for Credit Losses (Credit Quality Indicators of Loans by Class) (Detail) - JPY (¥) ¥ in Millions		Sep. 30, 2015	Mar. 31, 2015
Commercial [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade	[1]	¥ 91,758,881	¥ 90,206,688
Commercial [Member] | Normal [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade		87,780,289	85,785,114
Commercial [Member] | Close Watch [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade		3,390,684	3,801,311
Commercial [Member] | Likely to Become Bankrupt or Legally / Virtually Bankrupt [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade		587,908	620,263
Commercial [Member] | Loans Acquired with Deteriorated Credit Quality [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade	[1]	44,509	56,031
Commercial [Member] | Loans Acquired with Deteriorated Credit Quality [Member] | Normal [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade		20,826	20,939
Commercial [Member] | Loans Acquired with Deteriorated Credit Quality [Member] | Close Watch [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade		17,657	28,398
Commercial [Member] | Loans Acquired with Deteriorated Credit Quality [Member] | Likely to Become Bankrupt or Legally / Virtually Bankrupt [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade		6,026	6,694
Commercial [Member] | Domestic [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade	[1]	56,338,488	54,704,973
Commercial [Member] | Domestic [Member] | Normal [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade		53,433,754	51,408,556
Commercial [Member] | Domestic [Member] | Close Watch [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade		2,437,703	2,782,394
Commercial [Member] | Domestic [Member] | Likely to Become Bankrupt or Legally / Virtually Bankrupt [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade		467,031	514,023
Commercial [Member] | Domestic [Member] | Manufacturing [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade	[1]	11,626,865	11,691,323
Commercial [Member] | Domestic [Member] | Manufacturing [Member] | Normal [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade		10,620,574	10,522,968
Commercial [Member] | Domestic [Member] | Manufacturing [Member] | Close Watch [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade		884,702	1,049,399
Commercial [Member] | Domestic [Member] | Manufacturing [Member] | Likely to Become Bankrupt or Legally / Virtually Bankrupt [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade		121,589	118,956
Commercial [Member] | Domestic [Member] | Construction [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade	[1]	871,696	977,091
Commercial [Member] | Domestic [Member] | Construction [Member] | Normal [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade		794,332	887,030
Commercial [Member] | Domestic [Member] | Construction [Member] | Close Watch [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade		59,925	69,953
Commercial [Member] | Domestic [Member] | Construction [Member] | Likely to Become Bankrupt or Legally / Virtually Bankrupt [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade		17,439	20,108
Commercial [Member] | Domestic [Member] | Real Estate [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade	[1]	10,755,408	10,737,653
Commercial [Member] | Domestic [Member] | Real Estate [Member] | Normal [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade		10,180,319	10,101,657
Commercial [Member] | Domestic [Member] | Real Estate [Member] | Close Watch [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade		508,425	559,144
Commercial [Member] | Domestic [Member] | Real Estate [Member] | Likely to Become Bankrupt or Legally / Virtually Bankrupt [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade		66,664	76,852
Commercial [Member] | Domestic [Member] | Services [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade	[1]	2,448,354	2,672,828
Commercial [Member] | Domestic [Member] | Services [Member] | Normal [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade		2,194,910	2,383,133
Commercial [Member] | Domestic [Member] | Services [Member] | Close Watch [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade		208,519	235,506
Commercial [Member] | Domestic [Member] | Services [Member] | Likely to Become Bankrupt or Legally / Virtually Bankrupt [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade		44,925	54,189
Commercial [Member] | Domestic [Member] | Wholesale and Retail [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade	[1]	8,315,265	8,323,941
Commercial [Member] | Domestic [Member] | Wholesale and Retail [Member] | Normal [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade		7,637,291	7,582,985
Commercial [Member] | Domestic [Member] | Wholesale and Retail [Member] | Close Watch [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade		535,936	582,992
Commercial [Member] | Domestic [Member] | Wholesale and Retail [Member] | Likely to Become Bankrupt or Legally / Virtually Bankrupt [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade		142,038	157,964
Commercial [Member] | Domestic [Member] | Banks and Other Financial Institutions [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade	[1]	4,605,331	4,329,670
Commercial [Member] | Domestic [Member] | Banks and Other Financial Institutions [Member] | Normal [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade		4,590,580	4,313,416
Commercial [Member] | Domestic [Member] | Banks and Other Financial Institutions [Member] | Close Watch [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade		9,934	10,539
Commercial [Member] | Domestic [Member] | Banks and Other Financial Institutions [Member] | Likely to Become Bankrupt or Legally / Virtually Bankrupt [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade		4,817	5,715
Commercial [Member] | Domestic [Member] | Communication and Information Services [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade	[1]	1,475,968	1,527,406
Commercial [Member] | Domestic [Member] | Communication and Information Services [Member] | Normal [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade		1,405,826	1,449,687
Commercial [Member] | Domestic [Member] | Communication and Information Services [Member] | Close Watch [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade		49,746	54,515
Commercial [Member] | Domestic [Member] | Communication and Information Services [Member] | Likely to Become Bankrupt or Legally / Virtually Bankrupt [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade		20,396	23,204
Commercial [Member] | Domestic [Member] | Other Industries [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade	[1]	14,461,178	12,670,780
Commercial [Member] | Domestic [Member] | Other Industries [Member] | Normal [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade		14,329,670	12,504,635
Commercial [Member] | Domestic [Member] | Other Industries [Member] | Close Watch [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade		117,672	147,477
Commercial [Member] | Domestic [Member] | Other Industries [Member] | Likely to Become Bankrupt or Legally / Virtually Bankrupt [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade		13,836	18,668
Commercial [Member] | Domestic [Member] | Consumer [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade	[1]	1,778,423	1,774,281
Commercial [Member] | Domestic [Member] | Consumer [Member] | Normal [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade		1,680,252	1,663,045
Commercial [Member] | Domestic [Member] | Consumer [Member] | Close Watch [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade		62,844	72,869
Commercial [Member] | Domestic [Member] | Consumer [Member] | Likely to Become Bankrupt or Legally / Virtually Bankrupt [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade		35,327	38,367
Commercial [Member] | Foreign-excluding MUAH and Krungsri [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade	[1]	35,375,884	35,445,684
Commercial [Member] | Foreign-excluding MUAH and Krungsri [Member] | Normal [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade		34,325,709	34,355,619
Commercial [Member] | Foreign-excluding MUAH and Krungsri [Member] | Close Watch [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade		935,324	990,519
Commercial [Member] | Foreign-excluding MUAH and Krungsri [Member] | Likely to Become Bankrupt or Legally / Virtually Bankrupt [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade		114,851	99,546
Residential [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade	[1]	14,348,993	14,546,562
Residential [Member] | Accrual [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade		14,262,039	14,449,091
Residential [Member] | Nonaccrual [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade		86,954	97,471
Card [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade	[1]	548,465	564,606
Card [Member] | Accrual [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade		483,201	497,017
Card [Member] | Nonaccrual [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade		65,264	67,589
MUAH [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade	[1],[2]	9,340,127	9,240,881
FDIC covered loans acquired with deteriorated credit quality and small business loans which are not individually rated		50,934	53,884
MUAH [Member] | Credit Quality Based on the Number of Delinquencies [Member] | Accrual [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade		3,806,113	3,820,953
MUAH [Member] | Credit Quality Based on the Number of Delinquencies [Member] | Nonaccrual [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade		30,000	32,669
MUAH [Member] | Credit Quality Based on Internal Credit Ratings [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade		5,316,788	5,229,700
MUAH [Member] | Credit Quality Based on Internal Credit Ratings [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade		99,429	76,670
MUAH [Member] | Credit Quality Based on Internal Credit Ratings [Member] | Classified [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade		87,797	80,889
Krungsri [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade	[1]	4,858,071	3,857,326
Krungsri [Member] | Normal [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade		4,597,226	3,653,931
Krungsri [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade		168,907	118,164
Krungsri [Member] | Substandard or Doubtful or Doubtful of Loss [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade		¥ 91,938	¥ 85,231

[1]	Total loans in the above table do not include loans held for sale, and represent balances without adjustments in relation to unearned income, unamortized premiums and deferred loan fees.
[2]	Total loans of MUAH do not include Federal Deposit Insurance Corporation ("FDIC") covered loans and small business loans which are not individually rated totaling ¥53,884 million and ¥50,934 million at March 31, 2015 and September 30, 2015, respectively. The MUFG Group will be reimbursed for a substantial portion of any future losses on FDIC covered loans under the terms of the FDIC loss share agreements.